Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	Innovator ETFs Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
Innovator S&P 500 Buffer ETF - July | Innovator S&P 500 Buffer ETF - July
Prospectus:
Trading Symbol	BJUL
Innovator S&P 500 Power Buffer ETF - July | Innovator S&P 500 Power Buffer ETF - July
Prospectus:
Trading Symbol	PJUL
Innovator S&P 500 Ultra Buffer ETF - July | Innovator S&P 500 Ultra Buffer ETF - July
Prospectus:
Trading Symbol	UJUL
Innovator S&P 500 Buffer ETF - October | Innovator S&P 500 Buffer ETF - October
Prospectus:
Trading Symbol	BOCT
Innovator S&P 500 Power Buffer ETF - October | Innovator S&P 500 Power Buffer ETF - October
Prospectus:
Trading Symbol	POCT
Innovator S&P 500 Ultra Buffer ETF - October | Innovator S&P 500 Ultra Buffer ETF - October
Prospectus:
Trading Symbol	UOCT